Borrowings (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings

12	Borrowings

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s

CURRENT
Secured liabilities:
Shareholder loans	-	10,951
Bank Loans	20,000	16,000
Debt issuance costs in relation to bank loan	(80)	(218)
Working capital financing bank facility	-	22,489
Convertible notes	-	1,740
Loan note	1,247	1,159
	21,167	52,121

The fair value of borrowings is not considered to be materially different to their carrying amounts.

(a)	Assets pledged as security:

Borrowings are secured by a fixed and floating charge over the assets of the consolidated entity. The lease liabilities are effectively secured as the rights to the leased assets, recognised in the balance sheet, revert to the lessor in the event of default.

(b)	Bank overdrafts and bank loans

On 13 June 2018, the Company entered into a Deed of Amendment with BNZ to reduce the facility to NZD$20,000,000 (31 January 2018: NZD$38,489,428). In addition the new facility takes over guarantees and financial instruments totalling NZD$1,345,000.

The term loan facility of NZD$20,000,000 is repayable on 14 June 2019. The current interest rate on this loan is 5.66% (31 January 2018: 5.55%) per annum. There has been a breach of covenant during the period.

Bank of New Zealand has the first ranking charge over all assets of Bendon Limited. Under the terms of the major borrowing facility, the new facility is subject to four undertakings being: Interest cover ratio of three times that is first tested as at 30 April 2019; gross EBITDA ratio measured to 3 months to September 2018 had to be greater than $0, six months to 30 December 2018 is greater than $3 million; inventory and receivables ratio must be greater than 2 times being first measured as at 30 September 2018; and the actual sales and gross margin must not vary by more than 10% from the budget submitted to the Bank.

(c) Loan covenants

As at 30 September 2018, there was a breach in minimum Gross EBITDA ratio. The Bank has advised that they are currently taking the Breach under review.

(d) Shareholder loan - Related party

On 19 June 2018, Bendon Limited issued additional 24,221 Bendon shares to the shareholders as part of an agreement to convert debt to equity. The amount of debt converted on this date amounted to a fair value of $12,244,208. After this conversion, the shareholder loan is fully converted to equity and the outstanding balance as at 31 July 2018 is $nil (31 January 2018: $10,951,295).

The interest rate on the shareholder loans up to the date of conversion was 30% (31 January 2018: 30%) and was increased at the end of 2014, and was capitalised quarterly. Total interest capitalised during the 6 months to 31 July 2018 is $1,061,588 (6 months to 31 July 2017: $1,291,962).

(e) Convertible Notes

On 19th June 2018, the holders of USD$2.8m (NZ$4.2m) of convertible notes converted to 16,408 Bendon ordinary shares. The holder of US$1.0m (NZ$1.42m) of convertible notes elected for their convertible note to be repaid which is due on 31 January 2019. The amount owing has been classified as a current borrowing and amounted to $1.247million as at 31 July 2018.

Bendon Limited [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings

16	Borrowings

		31 January	31 January	30 June	30 June
		2018	2017	2016	2015
	Note	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

CURRENT
Secured liabilities:
Bank overdraft		-	-	-	18,064
Shareholder loans		10,951	8,200	29,281	16,918
Lease liability	22	-	-	-	105
Bank loans		16,000	16,000	-	17,841
Debt issuance costs in relation to bank loan		(218)	(656)	(565)	(42)
Working capital financing bank facility		22,489	31,710	32,877	3,387
Convertible notes		1,740	13,744	-	-
Other loan		1,159	-	-	-
		52,121	68,998	61,593	56,273

The fair value of borrowings is not considered to be materially different to their carrying amounts.

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

NON-CURRENT
Secured liabilities:
Bank loans	-	-	16,000	-

The fair value of borrowings is not considered to be materially different to their carrying amounts.

(a)	Assets pledged as security:

Borrowings are secured by a fixed and floating charge over the assets of the consolidated entity. The lease liabilities are effectively secured as the rights to the leased assets, recognised in the balance sheet, revert to the lessor in the event of default.

(b)	Bank overdrafts and bank loans

On 27 June 2016, all banking facilities were repaid and a new banking arrangement with BNZ commenced. BNZ has a first ranking charge over all assets of the Bendon Limited group.

The new debt arrangement entered into on 27 June 2016 includes a term loan facility and interchangeable (working capital) loan facility.

The term loan facility of NZD$16,000,000 is repayable on 27 June 2018. The current interest rate on this loan is 5.55% (31 January 2017: 4.84%, 2016: 4.77%) per annum. There has been a breach of covenant during the period.

As at 31 January 2018, the interchangeable facility is NZD$22,489,428 (31 January 2017: NZD$31,710,000, 30 June 2016: NZD$32,877,397) has a limit of NZD$35,000,000 and is repayable on demand. The current interest rate on this loan is 5.32% (31 January 2017: 3.87%). It provides a working capital facility, by allowing the Company to sell its trade receivables and fund the purchases of stock.

Bank of New Zealand has the first ranking charge over all assets of Bendon Limited. Under the terms of the major borrowing facilities, there were no covenants in place until 31 December 2016. From this date onwards, the group is required to comply with financial covenants in respect of a gearing ratio, fixed charge cover ratio, interest cover ratio, and capex spend.

As at 30 September 2017, 31 December 2017 there was a breach in the gearing ratio covenant that is not to be greater than 2.25 times for the reporting period. As at those dates the gearing ratio, as defined by the bank facility agreement was calculated at 6.45 times and 5.96 respectively. The Bank has advised that they are currently taking the Breach under review and they expressly reserve their rights under the facility agreement. The covenant is still in breach, and this is still under review as at the date of the report.

Subsequent to the end of the period Bendon has reduced the facility by the following: $1.8m on 4 August 2017, $2.7m on 7 August 2017 and $4.3m on 31 August 2017 as a permanent reduction.

The Bank has increased the Margin to 2% per annum and line fee of 1%.

(c)	Shareholder loan - Related party

The Group has loan from shareholders of $10,951,295 (31 January 2017: $8,200,000, 30 June 2016: $29,280,991, 30 June 2015: $16,917,902), which are secured by a debenture over the assets of the Group, subordinated to the bank loan.

On 29 September 2016, Bendon Limited issued additional 24,839 shares to the shareholders as part of an agreement to convert debt to equity. The amount of debt converted on this date amounted to $24,839,783. The remainder of the shareholder loan remained outstanding and is at call as per the shareholders Agreement. The shareholder has confirmed the loan will not be recalled in the period twelve months from the date of signing the 31 January 2018 financial statements.

The current interest rate on shareholder loans is 30% (31 January 2017: 30%, 30 June 2016: 30%, 30 June 2015: 30%) and was increased at the end of 2014, and is capitalised quarterly. Total interest capitalised and accrued during the year ending 31 January 2018 is $2,806,945 (2017: $6,436,987, year ended 30 June 2016: $7,042,000, year ended 30 June 2015: $3,192,000).

(d)	Convertible notes

During the year to 31 January 2018, Bendon Limited has on issue an aggregate amount of USD$2,600,000 (NZD$3,624,198) (31 January 2017: USD$12,000,000 (NZD$16,474,465) convertible loan notes with 10% interest pursuant to an Investment Agreement dated on 9 August 2017. The convertible notes are subject to a conversion at a fixed value on the business day immediately prior to the Scrip-for-Scrip Rollover and maturity date of 10th August 2019. Conversion is at the noteholders option. If conversion does not occur the convertible notes are redeemable at maturity. The issuer can elect to redeem at any time prior to maturity.

On 29th September 2017, the holders of USD$11.75m (NZ$16.79m) of convertible notes converted to 23,961 ordinary shares. The holder of US$1.0m (NZ$1.42m) of convertible notes elected for their convertible note to be repaid, and classified as other loan.

The carrying value of the convertible notes at initial recognition is determined as the difference between the consideration received and the fair value of the embedded derivative recognised. The convertible notes are subsequently measured at amortised cost using the effective interest rate method. The carrying value of the convertible notes at 31 January 2018 was $1,740,000 (31 January 2017: $13,744,000).